Average Annual Total Returns - Institutional - iShares Edge MSCI Min Vol USA Index Fund - Institutional Shares	Nov. 27, 2020
Average Annual Return:
1 Year	28.28%
Since Inception	12.55%
Inception Date	Jul. 13, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	27.50%
Since Inception	11.78%
Inception Date	Jul. 13, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.13%
Since Inception	9.69%
Inception Date	Jul. 13, 2016